Right-of-use asset (Tables)	12 Months Ended
Dec. 31, 2019
Right-of-use asset
Summary of right-of-use asset

Figures in million - SA rand	Notes	2019	2018	2017
Impact of adopting IFRS 16 on 1 January 2019	1.2	302.0	-	-
Additions and modifications		43.6	-	-
Right-of-use assets acquired on acquisition of subsidiaries	14.1	133.3	-	-
Depreciation		(111.7)	-	-
Transfers and other movements		(5.7)	-	-
Foreign currency translation		(0.6)	-	-
Balance at end of the year		360.9	-	-